Leases - Schedule of Right of Use Asset (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Jan. 02, 2019	Dec. 31, 2018
Leases [Abstract]
Right of use asset, operating lease, net of amortization	$ 69	$ 87